Trade payables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payables	$ 6,082	$ 4,813
Third Parties In Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Trade payables	3,657	3,624
Third Parties Abroad [Member]
IfrsStatementLineItems [Line Items]
Trade payables	2,409	1,176
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Trade payables	$ 16	$ 13